OPERATING SEGMENTS (Schedule of Revenues from Major Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Customer A (subsidiary shareholder) [Member]
Disclosure of major customers [line items]
Revenue from contracts with customers	$ 350	$ 886	$ 975
Customer B Member
Disclosure of major customers [line items]
Revenue from contracts with customers	880	1,770	0
Customer C Member
Disclosure of major customers [line items]
Revenue from contracts with customers	$ 2,032	$ 1,716	$ 956

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.